Business Combinations - Components of Finite-Lived Intangible Assets Acquired (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 01, 2019	Dec. 31, 2019
Pre-Acquisition ZI
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 322.0
Pre-Acquisition ZI | Brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	33.0
Pre-Acquisition ZI | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	322.0
Pre-Acquisition ZI | DiscoverOrg Holdings | Brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	33.0
Pre-Acquisition ZI | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 116.0
Weighted Average Useful Life	5 years 9 months 18 days
Pre-Acquisition ZI | Developed technology | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 116.0
Weighted Average Useful Life	5 years 9 months 18 days
Pre-Acquisition ZI | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 173.0
Weighted Average Useful Life	15 years
Pre-Acquisition ZI | Customer relationships | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 173.0
Weighted Average Useful Life	15 years
NeverBounce | Developed technology | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 2.3
Weighted Average Useful Life		7 years
NeverBounce | Customer relationships | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 1.1
Weighted Average Useful Life		5 years
NeverBounce | Brand portfolio | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 0.2
Weighted Average Useful Life		7 years